UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Central Fund

June 30, 2018

TP1-QTLY-0818
1.816017.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 0.8%
General Motors Co. 3.5% 10/2/18	$6,330,000	$6,342,010
General Motors Financial Co., Inc.:
3.15% 1/15/20	10,728,000	10,709,381
3.5% 7/10/19	7,458,000	7,495,541
4.25% 5/15/23	3,750,000	3,752,400
4.375% 9/25/21	36,356,000	37,053,342
		65,352,674
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	1,416,000	1,406,030
Media - 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	9,542,000	9,648,310
4.908% 7/23/25	6,415,000	6,476,542
5.375% 5/1/47	25,289,000	22,948,384
6.484% 10/23/45	2,345,000	2,470,051
Comcast Corp.:
3.9% 3/1/38	1,575,000	1,433,812
3.969% 11/1/47	3,522,000	3,099,755
3.999% 11/1/49	5,816,000	5,136,558
4% 3/1/48	27,883,000	24,544,503
4.6% 8/15/45	4,166,000	4,010,849
4.65% 7/15/42	3,722,000	3,618,438
NBCUniversal, Inc.:
4.45% 1/15/43	2,951,000	2,787,564
5.95% 4/1/41	2,064,000	2,323,007
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,164,207
4.5% 9/15/42	1,585,000	1,301,400
5.5% 9/1/41	2,836,000	2,636,785
6.55% 5/1/37	12,789,000	13,559,649
7.3% 7/1/38	4,675,000	5,296,126
8.25% 4/1/19	13,760,000	14,272,468
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	4,598,196
6.2% 3/15/40	7,609,000	8,250,229
		155,576,833

TOTAL CONSUMER DISCRETIONARY		222,335,537

CONSUMER STAPLES - 1.8%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,074,000	14,863,060
3.3% 2/1/23	16,234,000	16,093,049
3.65% 2/1/26	17,610,000	17,245,259
4.7% 2/1/36	15,370,000	15,567,814
4.9% 2/1/46	17,579,000	18,073,911
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	8,321,000	8,120,310
		89,963,403
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	4,256,000	4,238,040
3.3% 11/18/21	5,048,000	5,016,480
		9,254,520
Tobacco - 0.6%
Altria Group, Inc.:
4% 1/31/24	4,065,000	4,114,359
9.25% 8/6/19	1,502,000	1,604,379
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	7,942,000	7,880,597
4.25% 7/21/25 (a)	7,942,000	7,903,290
Reynolds American, Inc.:
4% 6/12/22	5,439,000	5,472,752
5.7% 8/15/35	2,047,000	2,196,497
6.15% 9/15/43	7,130,000	8,087,839
7.25% 6/15/37	9,291,000	11,625,444
		48,885,157

TOTAL CONSUMER STAPLES		148,103,080

ENERGY - 4.3%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,435,999
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	3,629,000	3,374,970
8.95% 4/1/45 (b)	3,503,000	3,196,488
		10,007,457
Oil, Gas & Consumable Fuels - 4.2%
Amerada Hess Corp. 7.875% 10/1/29	3,538,000	4,299,857
Anadarko Finance Co. 7.5% 5/1/31	5,962,000	7,381,809
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,359,000	2,427,498
5.55% 3/15/26	4,842,000	5,187,658
6.6% 3/15/46	6,610,000	7,938,633
BP Capital Markets PLC 4.5% 10/1/20	3,295,000	3,394,707
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,547,000	3,940,032
Cenovus Energy, Inc. 4.25% 4/15/27	7,623,000	7,339,767
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	7,369,000	7,338,224
4.5% 6/1/25	2,235,000	2,236,835
DCP Midstream LLC:
4.75% 9/30/21 (a)	5,140,000	5,191,400
5.35% 3/15/20 (a)	4,099,000	4,175,856
DCP Midstream Operating LP:
2.7% 4/1/19	6,241,000	6,178,590
3.875% 3/15/23	9,216,000	8,904,960
5.6% 4/1/44	9,458,000	8,925,988
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	2,382,000	2,366,975
3.9% 5/15/24 (b)	2,513,000	2,404,624
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	800,336
Enbridge, Inc.:
4.25% 12/1/26	2,430,000	2,407,122
5.5% 12/1/46	2,804,000	2,991,077
Energy Transfer Partners LP:
4.2% 9/15/23	1,740,000	1,736,991
4.95% 6/15/28	5,937,000	5,916,252
5.8% 6/15/38	3,310,000	3,274,057
6% 6/15/48	2,156,000	2,149,122
Enterprise Products Operating LP:
2.55% 10/15/19	1,568,000	1,557,375
3.7% 2/15/26	8,000,000	7,814,463
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,827,528
MPLX LP 4.875% 12/1/24	3,871,000	3,989,247
Nakilat, Inc. 6.067% 12/31/33 (a)	2,653,000	2,898,933
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	42,194,467
6.25% 3/17/24	1,950,000	1,933,425
7.25% 3/17/44	14,448,000	13,364,400
Petroleos Mexicanos:
4.5% 1/23/26	11,975,000	11,234,945
4.625% 9/21/23	10,480,000	10,333,280
4.875% 1/18/24	5,463,000	5,392,910
5.625% 1/23/46	10,000,000	8,440,000
6.375% 1/23/45	21,014,000	19,353,894
6.5% 3/13/27	6,600,000	6,767,772
6.5% 6/2/41	22,489,000	21,148,656
6.75% 9/21/47	7,020,000	6,672,510
Phillips 66 Partners LP 2.646% 2/15/20	617,000	609,952
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,636,000	8,463,019
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	2,143,013
4.55% 6/24/24	24,070,000	24,070,000
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,731,430
4.5% 3/1/28	1,000,000	961,984
4.65% 7/1/26	1,646,000	1,616,465
5.375% 6/1/21	10,236,000	10,609,770
Williams Partners LP:
4% 11/15/21	1,074,000	1,083,302
4.125% 11/15/20	1,086,000	1,099,590
4.3% 3/4/24	5,461,000	5,478,517
		337,699,217

TOTAL ENERGY		347,706,674

FINANCIALS - 13.1%
Banks - 7.7%
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (a)	32,172,000	32,885,575
Bank of America Corp.:
3.004% 12/20/23 (b)	13,559,000	13,147,762
3.3% 1/11/23	17,511,000	17,248,596
3.419% 12/20/28 (b)	3,992,000	3,759,164
3.5% 4/19/26	16,328,000	15,788,216
3.705% 4/24/28 (b)	50,000,000	48,203,637
3.95% 4/21/25	6,208,000	6,077,911
4.25% 10/22/26	7,558,000	7,465,937
Barclays PLC:
2.75% 11/8/19	6,297,000	6,246,933
4.375% 1/12/26	7,220,000	7,012,533
Citigroup, Inc.:
3.142% 1/24/23 (b)	30,000,000	29,383,077
3.875% 3/26/25	15,450,000	14,994,127
4.05% 7/30/22	2,408,000	2,420,305
4.3% 11/20/26	19,545,000	19,065,194
4.4% 6/10/25	7,315,000	7,272,882
4.45% 9/29/27	30,000,000	29,516,100
5.5% 9/13/25	22,132,000	23,490,526
Citizens Bank NA 2.55% 5/13/21	2,275,000	2,218,780
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796,000	6,840,274
4.3% 12/3/25	14,216,000	14,120,163
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	7,788,000	7,704,201
3.75% 3/26/25	7,780,000	7,480,363
3.8% 9/15/22	11,780,000	11,724,829
3.8% 6/9/23	12,499,000	12,337,010
Discover Bank 7% 4/15/20	5,075,000	5,359,181
Fifth Third Bancorp 8.25% 3/1/38	1,976,000	2,695,330
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	3,907,449
5.25% 3/14/44	2,847,000	2,892,103
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,305,686
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	6,959,000	6,316,448
5.71% 1/15/26 (a)	1,969,000	1,799,841
JPMorgan Chase & Co.:
2.95% 10/1/26	18,469,000	17,149,555
3.875% 9/10/24	50,822,000	50,329,597
4.125% 12/15/26	32,394,000	31,973,508
MUFG Americas Holdings Corp. 2.25% 2/10/20	7,416,000	7,305,502
Rabobank Nederland 4.375% 8/4/25	12,226,000	11,983,135
Regions Bank 6.45% 6/26/37	7,667,000	9,053,282
Regions Financial Corp. 3.2% 2/8/21	4,129,000	4,109,949
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,908,000	41,246,784
6% 12/19/23	44,042,000	46,199,987
6.1% 6/10/23	22,609,000	23,804,016
6.125% 12/15/22	11,163,000	11,744,552
Synchrony Bank 3% 6/15/22	6,289,000	6,054,536
		631,634,536
Capital Markets - 3.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,033,000	8,753,254
4.25% 2/15/24	3,486,000	3,545,116
Deutsche Bank AG 4.5% 4/1/25	17,307,000	15,780,347
Deutsche Bank AG New York Branch:
3.15% 1/22/21	8,705,000	8,421,110
3.3% 11/16/22	13,570,000	12,709,442
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	27,355,000	26,705,319
3.2% 2/23/23	41,200,000	40,133,875
4.25% 10/21/25	18,041,000	17,770,959
5.15% 5/22/45	9,000,000	8,950,299
6.75% 10/1/37	21,656,000	25,724,906
IntercontinentalExchange, Inc. 3.75% 12/1/25	4,530,000	4,509,785
Lazard Group LLC 4.25% 11/14/20	5,574,000	5,682,860
Moody's Corp.:
3.25% 1/15/28	3,317,000	3,129,832
4.875% 2/15/24	3,115,000	3,269,040
Morgan Stanley:
3.125% 1/23/23	8,750,000	8,534,137
3.125% 7/27/26	18,543,000	17,243,099
3.737% 4/24/24 (b)	6,000,000	5,962,093
4.875% 11/1/22	27,262,000	28,268,031
5% 11/24/25	30,297,000	31,396,978
5.75% 1/25/21	13,341,000	14,106,972
7.3% 5/13/19	3,747,000	3,883,856
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	8,000,000	7,781,498
UBS AG Stamford Branch 2.35% 3/26/20	3,650,000	3,608,792
		305,871,600
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	2,393,000	2,340,055
4.125% 7/3/23	6,149,000	6,113,852
Capital One Financial Corp. 3.8% 1/31/28	6,355,000	5,996,376
Discover Financial Services:
3.85% 11/21/22	4,015,000	3,996,568
3.95% 11/6/24	5,006,000	4,883,009
4.1% 2/9/27	6,618,000	6,345,599
5.2% 4/27/22	3,503,000	3,652,737
Synchrony Financial:
3% 8/15/19	2,690,000	2,684,693
3.75% 8/15/21	4,062,000	4,057,459
3.95% 12/1/27	3,925,000	3,619,446
4.25% 8/15/24	4,089,000	4,006,862
		47,696,656
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	1,421,000	1,409,336
Brixmor Operating Partnership LP 4.125% 6/15/26	6,959,000	6,733,401
Voya Financial, Inc. 3.125% 7/15/24	3,911,000	3,693,035
		11,835,772
Insurance - 0.9%
American International Group, Inc. 3.75% 7/10/25	13,815,000	13,333,845
Aon Corp. 5% 9/30/20	1,574,000	1,631,420
Aon PLC 4% 11/27/23	13,880,000	14,041,956
Liberty Mutual Group, Inc.:
5% 6/1/21 (a)	5,457,000	5,654,972
6.5% 3/15/35 (a)	4,626,000	5,526,640
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,075,414
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,426,902
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	13,676,000	14,385,267
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	2,167,000	2,158,488
4.125% 11/1/24 (a)	3,142,000	3,123,411
Unum Group:
5.625% 9/15/20	3,364,000	3,516,677
5.75% 8/15/42	6,479,000	6,883,927
		74,758,919

TOTAL FINANCIALS		1,071,797,483

HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	1,950,000	1,935,318
Health Care Providers & Services - 2.1%
CVS Health Corp.:
3.7% 3/9/23	4,200,000	4,157,244
3.875% 7/20/25	6,993,000	6,835,677
4.1% 3/25/25	16,631,000	16,539,867
4.3% 3/25/28	59,313,000	58,483,786
4.78% 3/25/38	8,598,000	8,498,768
5.05% 3/25/48	12,641,000	12,767,368
HCA Holdings, Inc.:
3.75% 3/15/19	11,294,000	11,336,353
4.25% 10/15/19	4,510,000	4,543,825
4.75% 5/1/23	360,000	359,100
5.875% 3/15/22	430,000	448,275
6.5% 2/15/20	38,271,000	39,849,679
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,095,909
		166,915,851
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	1,938,940
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20	6,503,000	6,470,457
3.45% 3/15/22	11,300,000	11,116,124
Mylan NV:
2.5% 6/7/19	3,043,000	3,029,168
3.15% 6/15/21	11,288,000	11,160,128
3.95% 6/15/26	3,635,000	3,474,660
Perrigo Finance PLC 3.5% 12/15/21	767,000	758,998
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	13,805,000	13,215,292
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,242,000	4,861,760
3.15% 10/1/26	4,467,000	3,588,980
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,154,539
		59,830,106

TOTAL HEALTH CARE		230,620,215

INDUSTRIALS - 0.4%
Airlines - 0.0%
Continental Airlines, Inc. 6.545% 2/2/19	191,110	192,792
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	187,365	189,239
		382,031
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3% 9/15/23	1,596,000	1,510,845
3.375% 6/1/21	3,658,000	3,638,067
3.75% 2/1/22	7,687,000	7,694,094
3.875% 4/1/21	5,784,000	5,826,010
4.25% 9/15/24	6,449,000	6,400,268
4.75% 3/1/20	6,486,000	6,623,058
		31,692,342
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,031,600

TOTAL INDUSTRIALS		35,105,973

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,644,734
MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co. 4.25% 11/15/20	1,596,000	1,629,649
Metals & Mining - 0.2%
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,690,830
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	3,054,000	3,192,384
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	2,325,000	2,214,632
4.5% 8/1/47 (a)	2,360,000	2,292,882
		10,390,728

TOTAL MATERIALS		12,020,377

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,585,891
4.6% 4/1/22	1,840,000	1,898,522
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,602,857
American Tower Corp. 2.8% 6/1/20	14,800,000	14,672,402
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,155,282
4.25% 1/15/24	5,830,000	5,937,893
Corporate Office Properties LP 5% 7/1/25	4,995,000	5,096,487
DDR Corp.:
3.625% 2/1/25	3,640,000	3,453,026
4.25% 2/1/26	2,872,000	2,803,781
4.625% 7/15/22	3,879,000	3,976,841
Duke Realty LP:
3.25% 6/30/26	1,063,000	996,660
4.375% 6/15/22	13,137,000	13,500,830
Equity One, Inc. 3.75% 11/15/22	7,500,000	7,466,864
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,891,090
4.75% 7/15/20	3,181,000	3,268,402
Government Properties Income Trust 3.75% 8/15/19	7,823,000	7,832,633
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,536,610
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,631,134
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,696,710
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	12,759,000	12,663,314
4.5% 1/15/25	4,308,000	4,208,303
4.5% 4/1/27	26,195,000	24,950,809
4.75% 1/15/28	8,836,000	8,515,703
4.95% 4/1/24	2,418,000	2,451,998
5.25% 1/15/26	9,242,000	9,318,250
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,588,475
5% 12/15/23	1,288,000	1,295,649
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,121,134
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,633,747
4.6% 4/1/24	14,578,000	14,730,239
		189,481,536
Real Estate Management & Development - 1.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,585,000	7,546,758
3.95% 11/15/27	6,318,000	6,000,425
4.1% 10/1/24	7,694,000	7,593,499
4.55% 10/1/29	8,071,000	7,908,433
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	20,585,615
Digital Realty Trust LP 3.95% 7/1/22	5,514,000	5,568,842
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,244,483
Liberty Property LP:
3.25% 10/1/26	2,798,000	2,604,663
3.375% 6/15/23	3,033,000	2,969,920
4.125% 6/15/22	2,690,000	2,738,576
4.75% 10/1/20	4,767,000	4,897,525
Mack-Cali Realty LP:
3.15% 5/15/23	10,776,000	9,588,054
4.5% 4/18/22	11,607,000	11,298,747
Mid-America Apartments LP 4% 11/15/25	1,859,000	1,841,790
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,074,308
Tanger Properties LP:
3.125% 9/1/26	3,700,000	3,337,515
3.75% 12/1/24	5,090,000	4,884,750
3.875% 12/1/23	3,062,000	2,991,001
3.875% 7/15/27	10,856,000	10,220,012
Ventas Realty LP:
3.125% 6/15/23	1,879,000	1,819,128
3.5% 2/1/25	2,171,000	2,078,269
4% 3/1/28	3,211,000	3,103,024
4.125% 1/15/26	2,587,000	2,544,522
4.375% 2/1/45	1,297,000	1,189,388
		129,629,247

TOTAL REAL ESTATE		319,110,783

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.45% 6/30/20	5,357,000	5,273,377
3.6% 2/17/23	9,137,000	8,998,960
4.45% 4/1/24	656,000	662,025
4.5% 3/9/48	20,000,000	17,166,721
5.875% 10/1/19	5,356,000	5,540,547
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	316,266
CenturyLink, Inc. 6.15% 9/15/19	3,031,000	3,091,620
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,195,396
3.85% 11/1/42	1,748,000	1,458,591
4.522% 9/15/48	6,742,000	6,141,756
4.862% 8/21/46	4,981,000	4,756,023
5.012% 4/15/49	26,601,000	25,884,748
		99,486,030
UTILITIES - 1.8%
Electric Utilities - 1.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,908,000	2,742,035
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,561,000	3,776,590
6.4% 9/15/20 (a)	11,762,000	12,431,978
FirstEnergy Corp.:
4.25% 3/15/23	28,183,000	28,626,227
7.375% 11/15/31	10,199,000	13,212,405
FirstEnergy Solutions Corp. 6.05% 8/15/21 (c)	12,455,000	6,165,225
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,000,000	12,943,840
3.7% 9/1/24	2,954,000	2,864,375
LG&E and KU Energy LLC 3.75% 11/15/20	612,000	616,504
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,696,092
		85,075,271
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,611,872
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	11,000,000	11,878,350
Emera U.S. Finance LP:
2.15% 6/15/19	1,748,000	1,729,766
2.7% 6/15/21	1,721,000	1,674,941
		15,283,057
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(d)	21,923,000	20,443,198
3 month U.S. LIBOR + 2.825% 5.133% 6/30/66 (b)(d)	5,100,000	4,934,250
Puget Energy, Inc.:
6% 9/1/21	8,731,000	9,336,937
6.5% 12/15/20	2,803,000	3,001,596
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (b)(d)	3,850,000	3,797,255
		41,513,236

TOTAL UTILITIES		143,483,436

TOTAL NONCONVERTIBLE BONDS
(Cost $2,667,381,391)		2,637,414,322

U.S. Government and Government Agency Obligations - 39.3%
U.S. Treasury Inflation-Protected Obligations - 5.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$145,648,040	$150,152,302
1% 2/15/46	72,823,138	75,059,561
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	232,307,618	228,225,561

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		453,437,424

U.S. Treasury Obligations - 33.8%
U.S. Treasury Bonds:
2.5% 2/15/46 (e)	98,520,000	89,480,021
3% 11/15/45 (f)	97,742,000	97,990,173
3% 2/15/47	170,913,000	171,360,312
U.S. Treasury Notes:
0.75% 9/30/18	81,995,000	81,745,439
1.25% 10/31/21	466,359,000	445,518,582
1.75% 6/30/22 (f)	1,152,012,000	1,110,476,556
1.875% 7/31/22	442,300,000	428,080,745
2% 8/15/25	75,000,000	71,030,273
2.375% 5/15/27	96,000,000	92,415,000
2.5% 3/31/23	170,000,000	168,246,875

TOTAL U.S. TREASURY OBLIGATIONS		2,756,343,976

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,269,418,829)		3,209,781,400

U.S. Government Agency - Mortgage Securities - 22.9%
Fannie Mae - 13.8%
12 month U.S. LIBOR + 1.479% 3.883% 5/1/33 (b)(d)	4,980	5,145
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (b)(d)	58,416	60,816
12 month U.S. LIBOR + 1.650% 3.448% 7/1/35 (b)(d)	249,073	259,593
12 month U.S. LIBOR + 1.728% 3.672% 11/1/36 (b)(d)	466,385	491,220
12 month U.S. LIBOR + 1.745% 3.636% 7/1/35 (b)(d)	54,270	56,610
12 month U.S. LIBOR + 1.878% 4.038% 3/1/36 (b)(d)	164,193	172,055
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (b)(d)	63,280	66,784
12 month U.S. LIBOR + 1.906% 4.331% 5/1/36 (b)(d)	169,645	178,132
6 month U.S. LIBOR + 1.313% 3.702% 5/1/34 (b)(d)	264,613	268,075
6 month U.S. LIBOR + 1.383% 3.075% 9/1/33 (b)(d)	295,794	301,855
6 month U.S. LIBOR + 1.535% 3.256% 3/1/35 (b)(d)	26,084	26,836
6 month U.S. LIBOR + 1.535% 3.257% 12/1/34 (b)(d)	42,600	43,667
6 month U.S. LIBOR + 2.460% 4.125% 3/1/36 (b)(d)	211,628	224,297
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (b)(d)	16,676	17,274
U.S. TREASURY 1 YEAR INDEX + 2.232% 3.643% 8/1/36 (b)(d)	856,980	903,604
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.539% 10/1/33 (b)(d)	38,728	40,891
U.S. TREASURY 1 YEAR INDEX + 2.475% 3.959% 5/1/35 (b)(d)	84,663	89,731
2.5% 7/1/33 (g)	9,900,000	9,623,019
2.5% 7/1/33 (g)	7,700,000	7,484,570
2.5% 2/1/43 to 8/1/43	8,492,529	8,011,771
3% 4/1/27 to 12/1/46	150,776,236	146,843,099
3% 7/1/33 (g)	19,200,000	19,084,462
3% 7/1/33 (g)	25,000	24,850
3% 7/1/48 (g)	103,500,000	100,230,518
3.5% 12/1/25 to 6/1/48	230,182,898	230,072,807
3.5% 7/1/33 (g)	6,600,000	6,677,518
3.5% 7/1/33 (g)	57,400,000	58,074,169
3.5% 7/1/48 (g)	131,900,000	131,246,475
4% 11/1/31 to 5/1/48	155,091,343	158,977,492
4.5% 8/1/39 to 7/1/47	16,050,764	16,861,151
4.5% 7/1/48 (g)	49,800,000	51,851,138
4.5% 7/1/48 (g)	32,550,000	33,890,653
4.5% 7/1/48 (g)	8,500,000	8,850,094
4.5% 7/1/48 (g)	1,200,000	1,249,425
4.5% 8/1/48 (g)	42,500,000	44,177,420
5% 10/1/21 to 11/1/44	27,408,859	29,237,840
5.5% 1/1/37 to 5/1/44	27,515,924	29,980,893
6% 7/1/19 to 1/1/42	21,967,123	24,209,744
7% 3/1/23 to 6/1/32	758,266	840,561
7.5% 2/1/22 to 11/1/31	668,647	755,242

TOTAL FANNIE MAE		1,121,461,496

Freddie Mac - 4.5%
12 month U.S. LIBOR + 1.800% 4.363% 5/1/35 (b)(d)	241,887	253,181
6 month U.S. LIBOR + 1.655% 3.692% 4/1/35 (b)(d)	217,290	226,969
6 month U.S. LIBOR + 2.755% 4.845% 10/1/35 (b)(d)	81,919	86,823
U.S. TREASURY 1 YEAR INDEX + 2.248% 3.722% 1/1/35 (b)(d)	26,202	27,558
3% 6/1/31 to 1/1/47	68,412,194	66,500,221
3.5% 6/1/27 to 3/1/48	141,351,218	141,855,173
3.5% 8/1/47	15,896,067	15,839,042
4% 1/1/36 to 3/1/48	85,041,458	87,373,282
4.5% 7/1/25 to 7/1/47	23,861,541	25,045,466
5% 4/1/38 to 7/1/41	11,030,171	11,829,834
5.5% 11/1/33 to 6/1/41	14,692,469	16,002,695
6% 7/1/37 to 8/1/37	472,533	524,952
6.5% 9/1/39	734,201	831,192
7.5% 9/1/18 to 6/1/32	249,006	278,533
8% 7/1/25 to 4/1/27	12,431	14,002
8.5% 6/1/20 to 5/1/22	885	940

TOTAL FREDDIE MAC		366,689,863

Ginnie Mae - 4.6%
3.5% 1/15/41 to 3/20/48	156,283,506	157,303,571
4.5% 5/15/39 to 5/20/41	26,026,252	27,412,922
5% 3/15/39 to 9/15/41	4,500,657	4,840,136
5.5% 3/15/38 to 12/15/38	817,008	894,403
7% 6/15/24 to 9/15/32	1,637,124	1,856,514
7.5% 3/15/22 to 8/15/28	313,693	344,343
8% 4/15/24 to 12/15/25	24,545	27,254
8.5% 8/15/29 to 11/15/31	51,465	59,657
3% 12/20/42 to 2/20/48	122,388,132	120,065,757
3.5% 7/1/48 (g)	3,000,000	3,010,010
4% 9/15/40 to 8/20/47	60,476,809	62,416,765

TOTAL GINNIE MAE		378,231,332

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,901,289,140)		1,866,382,691

Asset-Backed Securities - 0.7%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$6,604,645	$6,554,802
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.5733% 6/15/32 (a)(b)(d)(h)	3,024,323	1,833,759
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	12,775,000	12,828,374
Class AA, 2.487% 12/16/41 (a)	2,914,771	2,836,973
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 0% 6/15/43 (a)	10,882,000	10,932,050
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 4.568% 3/25/32 (b)(d)	16,339	17,002
Series 2004-7 Class AF5, 5.868% 1/25/35	456,276	459,532
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	4,824,755	4,714,089
Class A2II, 4.03% 11/20/47 (a)	8,159,000	8,090,183
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.9161% 3/25/34 (b)(d)	1,134	1,034
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,166,575	6,115,824
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.125% 3.2161% 7/25/33 (b)(d)	1,637,789	1,656,736
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.6011% 9/25/35 (b)(d)	887,870	885,267
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.9511% 9/25/34 (b)(d)	18,730	18,506
TOTAL ASSET-BACKED SECURITIES
(Cost $58,256,073)		56,944,131

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.1297% 2/25/37 (b)(d)	134,368	132,379
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.3811% 7/25/35 (b)(d)	469,312	465,254
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(d)	9,706	9,616

TOTAL PRIVATE SPONSOR		607,249

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	743,567	772,806
Series 1999-57 Class PH, 6.5% 12/25/29	865,365	953,220

TOTAL U.S. GOVERNMENT AGENCY		1,726,026

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,097,673)		2,333,275

Commercial Mortgage Securities - 0.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8368% 2/14/43 (b)(i)	103,499	791
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.3661% 12/25/33 (a)(b)(d)	10,793	10,808
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.3597% 11/25/35 (a)(b)(d)	91,740	88,611
Class M2, 1 month U.S. LIBOR + 0.490% 2.4497% 11/25/35 (a)(b)(d)	20,008	19,490
Class M3, 1 month U.S. LIBOR + 0.510% 2.4697% 11/25/35 (a)(b)(d)	17,933	17,324
Class M4, 1 month U.S. LIBOR + 0.600% 2.5597% 11/25/35 (a)(b)(d)	22,379	21,643
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.4811% 1/25/36 (a)(b)(d)	332,433	311,947
Class B1, 1 month U.S. LIBOR + 1.400% 3.4911% 1/25/36 (a)(b)(d)	14,084	10,997
Class M1, 1 month U.S. LIBOR + 0.450% 2.5411% 1/25/36 (a)(b)(d)	107,299	100,019
Class M2, 1 month U.S. LIBOR + 0.470% 2.5611% 1/25/36 (a)(b)(d)	32,092	29,670
Class M3, 1 month U.S. LIBOR + 0.500% 2.5911% 1/25/36 (a)(b)(d)	47,004	43,077
Class M4, 1 month U.S. LIBOR + 0.610% 2.7011% 1/25/36 (a)(b)(d)	24,475	22,591
Class M5, 1 month U.S. LIBOR + 0.650% 2.7411% 1/25/36 (a)(b)(d)	24,475	19,670
Class M6, 1 month U.S. LIBOR + 0.700% 2.7911% 1/25/36 (a)(b)(d)	26,095	20,076
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.4511% 4/25/36 (a)(b)(d)	48,783	46,397
Class M6, 1 month U.S. LIBOR + 0.640% 2.7311% 4/25/36 (a)(b)(d)	16,421	15,557
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.4011% 7/25/36 (a)(b)(d)	41,546	40,197
Class M2, 1 month U.S. LIBOR + 0.330% 2.4211% 7/25/36 (a)(b)(d)	29,282	27,907
Class M3, 1 month U.S. LIBOR + 0.350% 2.4411% 7/25/36 (a)(b)(d)	22,996	21,853
Class M4, 1 month U.S. LIBOR + 0.420% 2.5111% 7/25/36 (a)(b)(d)	15,484	14,772
Class M5, 1 month U.S. LIBOR + 0.470% 2.5611% 7/25/36 (a)(b)(d)	19,010	18,078
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.5211% 10/25/36 (a)(b)(d)	13,839	11,151
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.3611% 12/25/36 (a)(b)(d)	682,787	647,259
Class M1, 1 month U.S. LIBOR + 0.290% 2.3811% 12/25/36 (a)(b)(d)	49,306	45,389
Class M2, 1 month U.S. LIBOR + 0.310% 2.4011% 12/25/36 (a)(b)(d)	31,299	27,781
Class M3, 1 month U.S. LIBOR + 0.340% 2.4311% 12/25/36 (a)(b)(d)	31,728	26,879
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.3611% 3/25/37 (a)(b)(d)	135,420	125,822
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.3611% 7/25/37 (a)(b)(d)	590,361	580,651
Class A2, 1 month U.S. LIBOR + 0.320% 2.4111% 7/25/37 (a)(b)(d)	553,028	540,434
Class M1, 1 month U.S. LIBOR + 0.370% 2.4611% 7/25/37 (a)(b)(d)	185,081	167,991
Class M2, 1 month U.S. LIBOR + 0.410% 2.5011% 7/25/37 (a)(b)(d)	71,185	61,623
Class M3, 1 month U.S. LIBOR + 0.490% 2.5811% 7/25/37 (a)(b)(d)	57,507	45,582
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.3811% 7/25/37 (a)(b)(d)	197,585	184,794
Class M1, 1 month U.S. LIBOR + 0.310% 2.4011% 7/25/37 (a)(b)(d)	103,400	95,201
Class M2, 1 month U.S. LIBOR + 0.340% 2.4311% 7/25/37 (a)(b)(d)	109,694	98,870
Class M3, 1 month U.S. LIBOR + 0.370% 2.4611% 7/25/37 (a)(b)(d)	179,602	155,065
Class M4, 1 month U.S. LIBOR + 0.500% 2.5911% 7/25/37 (a)(b)(d)	281,654	235,954
Class M5, 1 month U.S. LIBOR + 0.600% 2.6911% 7/25/37 (a)(b)(d)	105,102	100,499
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	6,311,000	6,285,848
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	7,520,000	7,517,597
Class CFX, 3.4949% 12/15/34 (a)(b)	6,312,000	6,292,283
Class DFX, 3.4949% 12/15/34 (a)(b)	5,350,000	5,318,342
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	6,675,042	6,562,741
Class B, 4.181% 11/15/34 (a)	2,356,002	2,313,356
Class C, 5.205% 11/15/34 (a)	1,652,053	1,644,924
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $39,953,248)		39,987,511

Municipal Securities - 0.9%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$11,575,000	$11,776,984
Series 2010-1, 6.63% 2/1/35	11,315,000	11,989,487
Series 2010-3:
6.725% 4/1/35	16,145,000	17,210,570
7.35% 7/1/35	8,115,000	9,061,290
Series 2010-5, 6.2% 7/1/21	3,016,000	3,115,468
Series 2011, 5.877% 3/1/19	19,560,000	19,906,603
Series 2013, 3.6% 12/1/19	4,360,000	4,353,634
TOTAL MUNICIPAL SECURITIES
(Cost $78,507,809)		77,414,036

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic 4.625% 1/13/28 (Cost $15,602,282)	$15,661,000	$14,134,053

Bank Notes - 0.9%
Capital One NA 2.95% 7/23/21	10,312,000	10,127,272
Citizens Bank NA 2.3% 12/3/18	5,669,000	5,661,172
Discover Bank:
(Delaware) 3.2% 8/9/21	$12,373,000	$12,231,137
3.1% 6/4/20	10,724,000	10,668,464
8.7% 11/18/19	1,160,000	1,236,544
KeyBank NA:
2.25% 3/16/20	20,000,000	19,733,602
6.95% 2/1/28	850,000	1,009,285
PNC Bank NA 2.3% 6/1/20	3,650,000	3,594,485
Synchrony Bank 3.65% 5/24/21	6,801,000	6,804,429
TOTAL BANK NOTES
(Cost $71,492,380)		71,066,390
	Shares	Value

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 1.93% (j)
(Cost $612,777,367)	612,660,530	612,783,063
TOTAL INVESTMENT IN SECURITIES - 105.2%
(Cost $8,716,776,192)		8,588,240,872
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(424,203,090)
NET ASSETS - 100%		$8,164,037,782

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 7/1/48	$(16,300,000)	$(16,219,238)
4.5% 7/1/48	(8,500,000)	(8,850,094)
4.5% 7/1/48	(8,500,000)	(8,850,094)
4.5% 7/1/48	(42,500,000)	(44,250,469)
4.5% 7/1/48	(1,200,000)	(1,249,425)
TOTAL TBA SALE COMMITMENTS
(Proceeds $79,213,225)		$(79,419,320)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$8,098	$302	$0	$302

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $236,423,896 or 2.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,541.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $78,081.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Level 3 security

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,995,573
Total	$1,995,573

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,637,414,322	$--	$2,637,414,322	$--
U.S. Government and Government Agency Obligations	3,209,781,400	--	3,209,781,400	--
U.S. Government Agency - Mortgage Securities	1,866,382,691	--	1,866,382,691	--
Asset-Backed Securities	56,944,131	--	55,110,372	1,833,759
Collateralized Mortgage Obligations	2,333,275	--	2,333,275	--
Commercial Mortgage Securities	39,987,511	--	39,987,511	--
Municipal Securities	77,414,036	--	77,414,036	--
Foreign Government and Government Agency Obligations	14,134,053	--	14,134,053	--
Bank Notes	71,066,390	--	71,066,390	--
Money Market Funds	612,783,063	612,783,063	--	--
Total Investments in Securities:	$8,588,240,872	$612,783,063	$7,973,624,050	$1,833,759
Derivative Instruments:
Assets
Swaps	$302	$--	$302	$--
Total Assets	$302	$--	$302	$--
Total Derivative Instruments:	$302	$--	$302	$--
Other Financial Instruments:
TBA Sale Commitments	$(79,419,320)	$--	$(79,419,320)	$--
Total Other Financial Instruments:	$(79,419,320)	$--	$(79,419,320)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Index Central Fund

June 30, 2018

IPB-QTLY-0818
1.938137.106

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$20,461,337	$22,359,219
2% 1/15/26	25,403,330	27,833,359
2.375% 1/15/25	34,755,399	38,538,354
2.375% 1/15/27	20,438,558	23,244,280
3.625% 4/15/28	17,131,165	21,760,461
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20	65,511,962	64,809,559
0.125% 4/15/21	56,799,058	55,925,573
0.125% 1/15/22	52,579,968	51,681,239
0.125% 4/15/22	55,504,133	54,365,055
0.125% 7/15/22	54,230,360	53,328,204
0.125% 1/15/23	54,422,292	53,200,189
0.125% 7/15/24	52,983,251	51,505,772
0.125% 7/15/26	44,803,167	42,922,943
0.25% 1/15/25	53,108,409	51,656,771
0.375% 7/15/23	53,900,480	53,411,565
0.375% 7/15/25	53,048,926	52,116,762
0.375% 1/15/27	44,299,849	43,040,898
0.375% 7/15/27	43,931,273	42,738,624
0.5% 1/15/28	43,568,723	42,621,910
0.625% 7/15/21	47,500,377	47,677,103
0.625% 4/15/23	19,764,889	19,730,327
0.625% 1/15/24	53,809,263	53,740,141
0.625% 1/15/26	47,772,459	47,512,887
1.125% 1/15/21	44,877,857	45,458,332
1.25% 7/15/20	39,234,035	39,869,101
1.375% 1/15/20	25,531,350	25,816,751
1.875% 7/15/19	20,932,639	21,269,492
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,160,587,313)		1,148,134,871
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.93% (a)
(Cost $99,906)	99,886	99,906
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,160,687,219)		1,148,234,777
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,479,931
NET ASSETS - 100%		$1,150,714,708

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,773
Total	$5,773

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,148,134,871	$--	$1,148,134,871	$--
Money Market Funds	99,906	99,906	--	--
Total Investments in Securities:	$1,148,234,777	$99,906	$1,148,134,871	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 28, 2018